UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28*
Date of reporting period:
February 28, 2025
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Real Estate Fund
Class A-MGLAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$57	1.18%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREA-SEM

MFS® Global Real Estate Fund
Class B-MGLDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.93%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREB-SEM

MFS® Global Real Estate Fund
Class C-MGLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.93%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREC-SEM

MFS® Global Real Estate Fund
Class I-MGLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.93%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREI-SEM

MFS® Global Real Estate Fund
Class R1-MGLJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.93%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER1-SEM

MFS® Global Real Estate Fund
Class R2-MGLKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$69	1.43%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER2-SEM

MFS® Global Real Estate Fund
Class R3-MGLLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$57	1.18%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER3-SEM

MFS® Global Real Estate Fund
Class R4-MGLMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.93%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER4-SEM

MFS® Global Real Estate Fund
Class R6-MGLRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$40	0.84%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,299,112,541	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	50
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Real Estate	94.5%
Communication Services	2.9%
Financials	0.2%
Top ten holdings
Prologis, Inc., REIT	8.7%
Equinix, Inc., REIT	5.6%
Ventas, Inc., REIT	4.1%
Goodman Group, REIT	3.9%
Digital Realty Trust, Inc., REIT	3.6%
Simon Property Group, Inc., REIT	3.4%
Mid-America Apartment Communities, Inc., REIT	3.3%
Sun Communities, Inc., REIT	3.2%
Extra Space Storage, Inc., REIT	3.2%
Equity Lifestyle Properties, Inc., REIT	3.1%
Issuer country weightings
United States	72.0%
United Kingdom	7.2%
Australia	7.1%
Japan	4.9%
Germany	2.2%
Spain	1.7%
Belgium	1.6%
Canada	1.5%
Singapore	1.1%
Other Countries	0.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Real Estate Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Construction – 14.8%
American Homes 4 Rent LP, REIT	1,428,359	$ 52,863,566
Equity Lifestyle Properties, Inc., REIT	1,024,285	70,245,465
Essex Property Trust, Inc., REIT	216,128	67,339,001
Mid-America Apartment Communities, Inc., REIT	451,590	75,921,311
Sun Communities, Inc., REIT	541,559	73,733,258
		$340,102,601
Forest & Paper Products – 2.1%
Weyerhaeuser Co., REIT	1,590,178	$ 47,864,358
Gaming & Lodging – 1.9%
Ryman Hospitality Properties, Inc., REIT	311,423	$ 30,796,620
Sunstone Hotel Investors Inc., REIT	1,205,362	12,632,194
		$43,428,814
Medical & Health Technology & Services – 5.9%
Healthcare Realty Trust Inc., REIT	2,392,487	$ 40,983,302
Ventas, Inc., REIT	1,373,522	95,020,252
		$136,003,554
Printing & Publishing – 1.5%
Lamar Advertising Co., REIT	286,347	$ 35,572,888
Real Estate – 36.3%
Big Yellow Group PLC, REIT	2,529,424	$ 29,558,564
Canadian Apartment Properties, REIT	1,209,500	33,716,354
CapitaLand India Trusts IEU, REIT	15,870,105	11,273,300
Charter Hall Group, REIT	2,256,007	24,033,887
Derwent London PLC, REIT	949,055	21,954,275
DigitalBridge Group, Inc., REIT	467,951	5,320,603
Farmland Partners, Inc., REIT	713,106	8,364,733
Federal Realty Investment Trust, REIT	540,121	56,939,556
Goodman Group, REIT	4,518,603	89,088,001
Grainger PLC	11,935,716	31,441,622
Japan Metropolitan Fund Investment Corp., REIT	38,419	23,581,995
KDX Realty Investment Corp., REIT	17,484	18,594,934
Kimco Realty Corp., REIT	2,811,166	62,126,768
Mitsui Fudosan Co. Ltd.	6,905,800	60,198,510
National Storage, REIT	15,634,903	20,992,609
NNN REIT, Inc.	1,026,482	43,574,161
Parkway Real Estate LLC, REIT	4,839,967	13,595,521
Scentre Group Ltd., REIT	13,791,777	28,940,367
SEGRO PLC, REIT	3,832,126	33,945,467
Shaftesbury Capital PLC, REIT	13,971,244	21,721,986
Shurgard Self Storage Ltd., REIT	1,036,958	37,804,932
Simon Property Group, Inc., REIT	420,594	78,268,337
Star Asia Investment Corp., REIT	33,663	11,673,090
Unibail-Rodamco-Westfield, REIT (a)	193,599	16,371,652
GREFS-SEM

MFS Global Real Estate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Vonovia SE, REIT	1,624,365	$ 50,497,623
		$833,578,847
Real Estate - Office – 4.5%
BXP, Inc., REIT	632,369	$ 44,853,933
Douglas Emmett, Inc., REIT	1,037,783	17,953,646
Highwoods Properties, Inc., REIT	1,387,973	40,431,654
		$103,239,233
Real Estate - Storage – 15.1%
Americold Realty Trust, Inc.	847,019	$ 19,422,146
Extra Space Storage, Inc., REIT	477,041	72,777,375
Prologis, Inc., REIT	1,606,133	199,032,001
Rexford Industrial Realty, Inc., REIT	1,356,427	56,047,564
		$347,279,086
Telecom - Infrastructure – 15.5%
American Tower Corp., REIT	205,816	$ 42,319,886
Cellnex Telecom S.A.	1,092,130	39,226,811
Digital Realty Trust, Inc., REIT	521,635	81,541,983
Equinix, Inc., REIT	140,992	127,544,183
Helios Towers PLC (a)	21,419,380	26,323,731
SBA Communications Corp., REIT	186,200	40,572,980
		$357,529,574
Total Common Stocks (Identified Cost, $1,949,570,058)		$2,244,598,955
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $55,569,594)	55,564,614	$ 55,570,171
Other Assets, Less Liabilities – (0.0)%		(1,056,585)
Net Assets – 100.0%		$2,299,112,541
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $55,570,171 and $2,244,598,955, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,949,570,058)	$2,244,598,955
Investments in affiliated issuers, at value (identified cost, $55,569,594)	55,570,171
Foreign currency, at value (identified cost, $289,503)	287,041
Receivables for
Investments sold	708,851
Fund shares sold	2,143,002
Dividends	3,934,110
Other assets	41,209
Total assets	$2,307,283,339
Liabilities
Payables for
Investments purchased	$682,272
Fund shares reacquired	6,944,465
Payable to affiliates
Investment adviser	100,678
Administrative services fee	1,830
Shareholder servicing costs	258,101
Distribution and service fees	1,180
Payable for independent Trustees' compensation	7,890
Accrued expenses and other liabilities	174,382
Total liabilities	$8,170,798
Net assets	$2,299,112,541
Net assets consist of
Paid-in capital	$2,259,689,656
Total distributable earnings (loss)	39,422,885
Net assets	$2,299,112,541
Shares of beneficial interest outstanding	139,898,175
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$52,016,856	3,178,246	$16.37
Class B	198,069	11,955	16.57
Class C	6,063,665	368,723	16.45
Class I	901,038,497	54,922,663	16.41
Class R1	616,117	37,917	16.25
Class R2	1,798,858	109,253	16.46
Class R3	3,491,377	212,555	16.43
Class R4	1,365,798	83,139	16.43
Class R6	1,332,523,304	80,973,724	16.46
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.37 [100 / 94.25 x $16.37]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$31,036,882
Dividends from affiliated issuers	1,031,066
Other	47,510
Foreign taxes withheld	(801,565)
Total investment income	$31,313,893
Expenses
Management fee	$9,614,838
Distribution and service fees	118,744
Shareholder servicing costs	462,206
Administrative services fee	173,397
Independent Trustees' compensation	21,688
Custodian fee	100,318
Shareholder communications	34,470
Audit and tax fees	49,985
Legal fees	5,996
Miscellaneous	102,324
Total expenses	$10,683,966
Reduction of expenses by investment adviser	(161,477)
Net expenses	$10,522,489
Net investment income (loss)	$20,791,404
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$23,564,831
Affiliated issuers	(7,433)
Foreign currency	41,974
Net realized gain (loss)	$23,599,372
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(193,238,464)
Affiliated issuers	(7,778)
Translation of assets and liabilities in foreign currencies	(67,476)
Net unrealized gain (loss)	$(193,313,718)
Net realized and unrealized gain (loss)	$(169,714,346)
Change in net assets from operations	$(148,922,942)
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$20,791,404	$45,981,175
Net realized gain (loss)	23,599,372	(98,583,923)
Net unrealized gain (loss)	(193,313,718)	404,382,050
Change in net assets from operations	$(148,922,942)	$351,779,302
Total distributions to shareholders	$(58,001,808)	$(49,001,683)
Change in net assets from fund share transactions	$2,583,509	$(226,937,246)
Total change in net assets	$(204,341,241)	$75,840,373
Net assets
At beginning of period	2,503,453,782	2,427,613,409
At end of period	$2,299,112,541	$2,503,453,782
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.84	$15.79	$17.49	$21.62	$16.38	$17.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.27	$0.28	$0.21	$0.23	$0.31
Net realized and unrealized gain (loss)	(1.22)	2.05	(1.10)	(3.92)	5.15	(0.64)
Total from investment operations	$(1.10)	$2.32	$(0.82)	$(3.71)	$5.38	$(0.33)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.27)	$(0.04)	$(0.30)	$(0.14)	$(0.97)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.37)	$(0.27)	$(0.88)	$(0.42)	$(0.14)	$(0.97)
Net asset value, end of period (x)	$16.37	$17.84	$15.79	$17.49	$21.62	$16.38
Total return (%) (r)(s)(t)(x)	(6.20)(n)	14.78	(4.81)	(17.53)	33.02	(2.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.20	1.20	1.18	1.19	1.22
Expenses after expense reductions	1.18(a)	1.19	1.19	1.17	1.18	1.21
Net investment income (loss)	1.47(a)	1.67	1.78	1.05	1.21	1.89
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$52,017	$59,440	$60,446	$77,694	$112,559	$75,185

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.94	$15.80	$17.57	$21.74	$16.47	$17.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.17	$0.06	$0.09	$0.19
Net realized and unrealized gain (loss)	(1.24)	2.05	(1.10)	(3.96)	5.18	(0.65)
Total from investment operations	$(1.18)	$2.20	$(0.93)	$(3.90)	$5.27	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.06)	$—	$(0.15)	$(0.00)(w)	$(0.85)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.19)	$(0.06)	$(0.84)	$(0.27)	$(0.00)(w)	$(0.85)
Net asset value, end of period (x)	$16.57	$17.94	$15.80	$17.57	$21.74	$16.47
Total return (%) (r)(s)(t)(x)	(6.58)(n)	13.92	(5.44)	(18.19)	32.02	(2.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.94(a)	1.95	1.95	1.93	1.94	1.97
Expenses after expense reductions	1.93(a)	1.94	1.94	1.92	1.93	1.96
Net investment income (loss)	0.74(a)	0.96	1.04	0.32	0.48	1.15
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$198	$307	$672	$1,126	$1,396	$1,173
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.83	$15.76	$17.53	$21.70	$16.45	$17.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.17	$0.06	$0.09	$0.19
Net realized and unrealized gain (loss)	(1.23)	2.04	(1.10)	(3.96)	5.18	(0.66)
Total from investment operations	$(1.17)	$2.19	$(0.93)	$(3.90)	$5.27	$(0.47)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.12)	$—	$(0.15)	$(0.02)	$(0.84)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.21)	$(0.12)	$(0.84)	$(0.27)	$(0.02)	$(0.84)
Net asset value, end of period (x)	$16.45	$17.83	$15.76	$17.53	$21.70	$16.45
Total return (%) (r)(s)(t)(x)	(6.56)(n)	13.91	(5.45)	(18.19)	32.09	(2.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.94(a)	1.95	1.95	1.93	1.94	1.97
Expenses after expense reductions	1.93(a)	1.94	1.94	1.92	1.93	1.95
Net investment income (loss)	0.73(a)	0.93	1.03	0.32	0.47	1.15
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$6,064	$7,890	$10,849	$13,171	$16,414	$11,213

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.91	$15.85	$17.56	$21.71	$16.45	$17.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.31	$0.32	$0.27	$0.27	$0.35
Net realized and unrealized gain (loss)	(1.24)	2.06	(1.10)	(3.94)	5.17	(0.64)
Total from investment operations	$(1.09)	$2.37	$(0.78)	$(3.67)	$5.44	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.31)	$(0.09)	$(0.36)	$(0.18)	$(1.01)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.41)	$(0.31)	$(0.93)	$(0.48)	$(0.18)	$(1.01)
Net asset value, end of period (x)	$16.41	$17.91	$15.85	$17.56	$21.71	$16.45
Total return (%) (r)(s)(t)(x)	(6.10)(n)	15.09	(4.57)	(17.32)	33.31	(1.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.95	0.95	0.93	0.94	0.97
Expenses after expense reductions	0.93(a)	0.94	0.94	0.92	0.93	0.96
Net investment income (loss)	1.72(a)	1.90	2.03	1.32	1.47	2.14
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$901,038	$976,417	$1,056,120	$1,143,428	$1,070,398	$703,606
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.65	$15.65	$17.42	$21.51	$16.32	$17.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.16	$0.06	$0.09	$0.19
Net realized and unrealized gain (loss)	(1.21)	2.01	(1.09)	(3.92)	5.13	(0.65)
Total from investment operations	$(1.15)	$2.16	$(0.93)	$(3.86)	$5.22	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.16)	$—	$(0.11)	$(0.03)	$(0.87)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.16)	$(0.84)	$(0.23)	$(0.03)	$(0.87)
Net asset value, end of period (x)	$16.25	$17.65	$15.65	$17.42	$21.51	$16.32
Total return (%) (r)(s)(t)(x)	(6.54)(n)	13.88	(5.49)	(18.15)	32.03	(2.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.94(a)	1.95	1.95	1.94	1.95	1.97
Expenses after expense reductions	1.93(a)	1.94	1.94	1.92	1.93	1.96
Net investment income (loss)	0.73(a)	0.91	1.03	0.31	0.48	1.14
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$616	$647	$537	$501	$485	$411

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.90	$15.85	$17.55	$21.71	$16.45	$17.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.24	$0.17	$0.18	$0.27
Net realized and unrealized gain (loss)	(1.24)	2.05	(1.10)	(3.96)	5.18	(0.65)
Total from investment operations	$(1.13)	$2.28	$(0.86)	$(3.79)	$5.36	$(0.38)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.23)	$(0.00)(w)	$(0.25)	$(0.10)	$(0.93)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.31)	$(0.23)	$(0.84)	$(0.37)	$(0.10)	$(0.93)
Net asset value, end of period (x)	$16.46	$17.90	$15.85	$17.55	$21.71	$16.45
Total return (%) (r)(s)(t)(x)	(6.35)(n)	14.46	(5.03)	(17.76)	32.71	(2.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.44(a)	1.45	1.45	1.43	1.44	1.47
Expenses after expense reductions	1.43(a)	1.44	1.44	1.42	1.43	1.46
Net investment income (loss)	1.25(a)	1.41	1.53	0.82	0.97	1.67
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$1,799	$2,449	$2,814	$2,818	$3,504	$2,270
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.89	$15.84	$17.55	$21.70	$16.44	$17.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.28	$0.21	$0.23	$0.31
Net realized and unrealized gain (loss)	(1.23)	2.05	(1.10)	(3.94)	5.17	(0.65)
Total from investment operations	$(1.10)	$2.32	$(0.82)	$(3.73)	$5.40	$(0.34)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.27)	$(0.05)	$(0.30)	$(0.14)	$(0.98)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.36)	$(0.27)	$(0.89)	$(0.42)	$(0.14)	$(0.98)
Net asset value, end of period (x)	$16.43	$17.89	$15.84	$17.55	$21.70	$16.44
Total return (%) (r)(s)(t)(x)	(6.18)(n)	14.75	(4.80)	(17.53)	33.04	(2.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.20	1.20	1.18	1.20	1.22
Expenses after expense reductions	1.18(a)	1.19	1.19	1.17	1.18	1.21
Net investment income (loss)	1.53(a)	1.68	1.77	1.05	1.22	1.90
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$3,491	$4,811	$5,957	$6,865	$6,082	$4,255

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.93	$15.88	$17.56	$21.72	$16.45	$17.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.31	$0.33	$0.28	$0.27	$0.35
Net realized and unrealized gain (loss)	(1.23)	2.05	(1.10)	(3.97)	5.18	(0.64)
Total from investment operations	$(1.08)	$2.36	$(0.77)	$(3.69)	$5.45	$(0.29)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.31)	$(0.07)	$(0.35)	$(0.18)	$(1.01)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.42)	$(0.31)	$(0.91)	$(0.47)	$(0.18)	$(1.01)
Net asset value, end of period (x)	$16.43	$17.93	$15.88	$17.56	$21.72	$16.45
Total return (%) (r)(s)(t)(x)	(6.09)(n)	15.00	(4.47)	(17.36)	33.37	(1.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.95	0.95	0.92	0.95	0.97
Expenses after expense reductions	0.93(a)	0.94	0.94	0.91	0.93	0.96
Net investment income (loss)	1.72(a)	1.89	2.04	1.32	1.47	2.13
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$1,366	$1,433	$1,134	$1,242	$5,680	$3,649
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$17.97	$15.91	$17.61	$21.78	$16.49	$17.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.32	$0.34	$0.28	$0.29	$0.37
Net realized and unrealized gain (loss)	(1.23)	2.07	(1.09)	(3.96)	5.19	(0.65)
Total from investment operations	$(1.08)	$2.39	$(0.75)	$(3.68)	$5.48	$(0.28)
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.33)	$(0.11)	$(0.37)	$(0.19)	$(1.03)
From net realized gain	—	—	(0.84)	(0.12)	—	—
Total distributions declared to shareholders	$(0.43)	$(0.33)	$(0.95)	$(0.49)	$(0.19)	$(1.03)
Net asset value, end of period (x)	$16.46	$17.97	$15.91	$17.61	$21.78	$16.49
Total return (%) (r)(s)(t)(x)	(6.05)(n)	15.13	(4.39)	(17.31)	33.49	(1.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.87	0.86	0.84	0.87	0.89
Expenses after expense reductions	0.84(a)	0.85	0.85	0.82	0.85	0.88
Net investment income (loss)	1.80(a)	1.99	2.12	1.41	1.55	2.23
Portfolio turnover rate	20(n)	48	30	29	22	39
Net assets at end of period (000 omitted)	$1,332,523	$1,450,060	$1,289,084	$1,382,324	$1,419,175	$1,068,677

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,600,063,724	$—	$—	$1,600,063,724
United Kingdom	133,504,023	31,441,622	—	164,945,645
Australia	—	163,054,864	—	163,054,864
Japan	53,850,019	60,198,510	—	114,048,529
Germany	—	50,497,623	—	50,497,623
Spain	—	39,226,811	—	39,226,811
Belgium	—	37,804,932	—	37,804,932
Canada	33,716,354	—	—	33,716,354
Singapore	11,273,300	13,595,521	—	24,868,821
Other Countries	16,371,652	—	—	16,371,652
Investment Companies	55,570,171	—	—	55,570,171
Total	$1,904,349,243	$395,819,883	$—	$2,300,169,126
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$49,001,683
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/25
Cost of investments	$2,040,426,897
Gross appreciation	329,674,779
Gross depreciation	(69,932,550)
Net unrealized appreciation (depreciation)	$259,742,229
As of 8/31/24
Undistributed ordinary income	33,602,757
Capital loss carryforwards	(240,323,410)
Other temporary differences	79,817
Net unrealized appreciation (depreciation)	452,988,471
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(14,343,373)
Long-Term	(225,980,037)
Total	$(240,323,410)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$1,196,246	$964,247
Class B	3,023	1,669
Class C	85,617	66,223
Class I	22,186,392	20,786,506
Class R1	9,053	5,616
Class R2	35,090	38,105
Class R3	97,991	99,439
Class R4	33,338	24,419
Class R6	34,355,058	27,015,459
Total	$58,001,808	$49,001,683
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $161,477, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.04%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,434 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 69,181
Class B	0.75%	0.25%	1.00%	1.00%	1,326
Class C	0.75%	0.25%	1.00%	1.00%	34,448
Class R1	0.75%	0.25%	1.00%	1.00%	3,086
Class R2	0.25%	0.25%	0.50%	0.50%	5,146
Class R3	—	0.25%	0.25%	0.25%	5,557
Total Distribution and Service Fees					$118,744
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$87
Class B	64
Class C	147
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $15,456, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $446,750.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$61
8/19/2024	Redemption	Class C	2	27
8/19/2024	Redemption	Class I	4	62
8/19/2024	Redemption	Class R2	1	24
8/19/2024	Redemption	Class R3	2	42
8/19/2024	Redemption	Class R4	2	42
During the six months ended February 28, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,646,536. The sales transactions resulted in net realized gains (losses) of $148,682.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $46,951, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $462,837,992 and $513,907,760, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	163,774	$2,789,173	479,441	$7,659,747
Class C	7,749	131,384	26,274	417,730
Class I	5,872,019	97,668,684	11,605,345	185,609,450
Class R1	2,353	38,980	2,848	45,489
Class R2	10,796	184,481	25,466	408,971
Class R3	44,087	749,315	118,717	1,913,734
Class R4	4,683	79,946	28,338	450,561
Class R6	5,889,621	101,454,054	12,466,914	192,474,700
	11,995,082	$203,096,017	24,753,343	$388,980,382

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	71,755	$1,194,729	56,846	$962,398
Class B	179	3,023	98	1,669
Class C	5,108	85,617	3,895	66,223
Class I	1,278,871	21,331,560	1,184,140	20,083,023
Class R1	547	9,053	333	5,616
Class R2	2,094	35,090	2,239	38,105
Class R3	5,864	97,991	5,856	99,439
Class R4	1,995	33,338	1,438	24,419
Class R6	1,876,946	31,401,307	1,394,041	23,712,646
	3,243,359	$54,191,708	2,648,886	$44,993,538
Shares reacquired
Class A	(388,997)	$(6,562,618)	(1,031,748)	$(16,468,056)
Class B	(5,325)	(88,915)	(25,555)	(394,359)
Class C	(86,765)	(1,477,677)	(276,019)	(4,314,035)
Class I	(6,755,040)	(114,709,102)	(24,880,808)	(402,552,681)
Class R1	(1,612)	(27,521)	(874)	(13,625)
Class R2	(40,424)	(696,560)	(68,428)	(1,101,090)
Class R3	(106,250)	(1,755,343)	(231,764)	(3,841,655)
Class R4	(3,464)	(58,598)	(21,299)	(341,865)
Class R6	(7,494,175)	(129,327,882)	(14,206,245)	(231,883,800)
	(14,882,052)	$(254,704,216)	(40,742,740)	$(660,911,166)
Net change
Class A	(153,468)	$(2,578,716)	(495,461)	$(7,845,911)
Class B	(5,146)	(85,892)	(25,457)	(392,690)
Class C	(73,908)	(1,260,676)	(245,850)	(3,830,082)
Class I	395,850	4,291,142	(12,091,323)	(196,860,208)
Class R1	1,288	20,512	2,307	37,480
Class R2	(27,534)	(476,989)	(40,723)	(654,014)
Class R3	(56,299)	(908,037)	(107,191)	(1,828,482)
Class R4	3,214	54,686	8,477	133,115
Class R6	272,392	3,527,479	(345,290)	(15,696,454)
	356,389	$2,583,509	(13,340,511)	$(226,937,246)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2050 Fund were the owners of record of approximately 11%, 9%, 6%, 3%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $5,570 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,562,169	$260,566,676	$233,543,463	$(7,433)	$(7,778)	$55,570,171
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,031,066	$—

MFS Global Real Estate Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XIII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	8,120,685,455.580	167,685,797.527
John A. Caroselli	8,104,992,323.901	183,378,929.205
Maureen R. Goldfarb	8,107,678,595.636	180,692,657.470
Peter D. Jones	8,132,148,267.645	156,222,985.462
John P. Kavanaugh	8,140,746,957.011	147,624,296.095
James W. Kilman, Jr.	8,131,200,483.922	157,170,769.184
Clarence Otis, Jr.	8,137,010,981.463	151,360,271.643
Michael W. Roberge	8,147,993,514.203	140,377,738.903
Maryanne L. Roepke	8,134,656,961.310	153,714,291.797
Paula E. Smith	8,132,504,919.962	155,866,333.145
Laurie J. Thomsen	8,150,508,823.068	137,862,430.038
Darrell A. Williams	8,150,817,252.120	137,554,000.986

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 14, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 14, 2025

*  Print name and title of each signing officer under his or her signature.